Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital Amount	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Comprehensive Loss	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series A-3 Convertible Preferred Stock	Series A-4 Convertible Preferred Stock	Series A-5 Convertible Preferred Stock	Series A-6 Convertible Preferred Stock
Balance at Dec. 31, 2008	$ (74,996)		$ 8,013	$ 247	$ (83,256)
Balance (in shares) at Dec. 31, 2008		320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(15,089)				(15,089)	(15,089)
Unrealized gain (loss) from available-for-sale securities	(232)			(232)		(232)
Total comprehensive loss	(15,321)					(15,321)
Stock-based compensation expense	125		125
Balance at Dec. 31, 2009	(101,598)		3	15	(101,616)
Balance (in shares) at Dec. 31, 2009		320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(14,630)				(14,630)	(14,630)
Unrealized gain (loss) from available-for-sale securities	(18)			(18)		(18)
Total comprehensive loss	(14,648)					(14,648)
Stock-based compensation expense	134		134
Balance at Dec. 31, 2010	(128,252)		3	(3)	(128,252)
Balance (in shares) at Dec. 31, 2010		322,807
Increase (Decrease) in Stockholders' Equity
Net loss	(42,476)				(42,476)	(42,476)
Unrealized gain (loss) from available-for-sale securities	8			8		8
Total comprehensive loss	(42,468)					(42,468)
Accretion of dividends on preferred stock	(10,933)		(6,590)		(4,343)		1,968	4,000	579
Stock-based compensation expense	304		304
Stock options exercised	204		204
Stock options exercised (in shares)		219,825
Balance at Dec. 31, 2011	(119,610)		2,744	5	(122,359)		65,675	79,979	10,208	271	525
Balance (in shares) at Dec. 31, 2011		645,399					939,612	983,208	142,227	3,998	6,443
Increase (Decrease) in Stockholders' Equity
Net loss	(30,833)				(30,833)	(30,833)
Unrealized gain (loss) from available-for-sale securities	5			5		5
Total comprehensive loss	(30,828)					(30,828)
Accretion of dividends on preferred stock	(6,810)		(3,875)		(2,935)		3,080	3,259	471
Stock-based compensation expense	873		873
Stock options exercised	258		258
Stock options exercised (in shares)		209,717
Balance at Jun. 30, 2012	$ (156,117)			$ 10	$ (156,127)		$ 68,755	$ 83,238	$ 10,679	$ 271	$ 525	$ 0
Balance (in shares) at Jun. 30, 2012		855,116					939,612	983,208	142,227	3,998	6,443	0